Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets and liablities
13. Deferred tax assets and liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2023	158	1 726	739	2 214	425	2 789	8 051

Gross deferred tax liabilities at January 1, 2023	-343	-4 785	-420	-138		-1 312	-6 998

Net deferred tax balance at January 1, 2023	-185	-3 059	319	2 076	425	1 477	1 053

At January 1, 2023	-185	-3 059	319	2 076	425	1 477	1 053

Net deferred tax balance related to discontinued operations [1]	60	120	-36	-311	-13	-233	-413

Credited/(charged) to income	-13	1 344	32	386	173	-47	1 875

Credited/(charged) to other comprehensive income	-3		16			-34	-21

Impact of acquisitions of businesses	-2	-530			111	-19	-440

Other movements	-50	85	13	-28	17	-30	7

Net deferred tax balance at December 31, 2023	-193	-2 040	344	2 123	713	1 114	2 061

Gross deferred tax assets at December 31, 2023	117	2 188	764	2 200	713	2 206	8 188

Gross deferred tax liabilities at December 31, 2023	-310	-4 228	-420	-77		-1 092	-6 127

Net deferred tax balance at December 31, 2023	-193	-2 040	344	2 123	713	1 114	2 061

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							3 879

Deferred tax assets at December 31, 2023							4 309

Deferred tax liabilities at December 31, 2023							-2 248

Net deferred tax balance at December 31, 2023							2 061

Gross deferred tax assets at January 1, 2022	125	1 307	1 026	2 273	374	2 727	7 832

Gross deferred tax liabilities at January 1, 2022	-381	-4 704	-591	-148		-1 335	-7 159

Net deferred tax balance at January 1, 2022	-256	-3 397	435	2 125	374	1 392	673

At January 1, 2022	-256	-3 397	435	2 125	374	1 392	673

Credited/(charged) to income [2]	69	628	-5	-43	5	1	655

Charged to equity						1	1

Credited/(charged) to other comprehensive income [2]	-2		-104			63	-43

Impact of acquisitions of businesses		-300			55	1	-244

Other movements [2]	4	10	-7	-6	-9	19	11

Net deferred tax balance at December 31, 2022	-185	-3 059	319	2 076	425	1 477	1 053

Gross deferred tax assets at December 31, 2022	158	1 726	739	2 214	425	2 789	8 051

Gross deferred tax liabilities at December 31, 2022	-343	-4 785	-420	-138		-1 312	-6 998

Net deferred tax balance at December 31, 2022	-185	-3 059	319	2 076	425	1 477	1 053

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 312

Deferred tax assets at December 31, 2022							3 739

Deferred tax liabilities at December 31, 2022							-2 686

Net deferred tax balance at December 31, 2022							1 053

[1] Represents the net deferred tax balance at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

 2  In 2022 the total related to continuing operations for the charge to income was USD 625 million, for the charge to other comprehensive income was USD -20 million and for the charge to other movements was USD 8 million.

Deferred tax liabilities have not been recognized for the withholding tax and other taxes that would be payable on the remittance of earnings of foreign subsidiaries, insofar as the Company has the ability to control any future reversal and the unremitted earnings are retained in the foreign subsidiaries for reinvestment. The total unremitted earnings retained for reinvestment in the Company’s foreign subsidiaries that would be subject to withholding tax or other taxes if remitted to the Company were estimated to be approximately USD 34 billion in 2023, (2022: USD 32 billion).
The gross value of tax-loss carry-forwards that have or have not been recognized as deferred tax assets, with their expiry dates, is as follows:
(USD millions)	Unrecognized	Recognized	2023 total

One year	23	44	67

Two years	12	15	27

Three years	67	79	146

Four years	22	569	591

Five years	1 569	580	2 149

More than five years	2 891	2 975	5 866

Not subject to expiry	687	2 258	2 945

Total	5 271	6 520	11 791

(USD millions)	Unrecognized	Recognized	2022 total

One year	18	0	18

Two years	37	5	42

Three years	25	5	30

Four years	138	0	138

Five years	79	688	767

More than five years	3 880	2 380	6 260

Not subject to expiry	433	452	885

Total	4 610	3 530	8 140

(USD millions)	2023	2022	2021

Tax losses carried forward that expired	8	6	18

Deferred tax assets related to carry-forwards of taxable losses and tax credits of relevant Company entities are recognized to the extent that it is considered probable that future taxable profits will be available in the respective tax jurisdictions against which such losses and credits can be utilized.